Provisions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 8,581	$ 7,884
Remeasurement of provisions	730	(173)	$ 1,017
Unwind of discount	383	419
Charged to profit or loss	1,113	246
Exchange differences	455	221
Amounts adjusted to property, plant and equipment	5,408
Amounts adjusted to intangible assets		286
Provision utilized	(855)	(56)
Ending balance	14,702	8,581	7,884
Current	930	577
Non-current	13,772	8,004
Total provisions	$ 14,702	$ 8,581	7,884
Risk adjusted discount rate	3.30%	3.40%
Total decommissioning costs expected to be incurred | €				€ 12,451,000	€ 6,021,000
Risk-free rate	3.30%	3.40%		3.30%	3.40%
Government Grant Liability [Member]
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 2,664	$ 2,551
Remeasurement of provisions	730	(173)
Unwind of discount	199	238
Charged to profit or loss	929	65
Exchange differences	262	48
Amounts adjusted to property, plant and equipment	0
Amounts adjusted to intangible assets		0
Provision utilized	(855)	0
Ending balance	3,000	2,664	2,551
Current	930	577
Non-current	2,070	2,087
Total provisions	3,000	2,664	2,551
Decommissioning Liability [Member]
Reconciliation of changes in other provisions [abstract]
Beginning balance	5,917	5,333
Remeasurement of provisions	0	0
Unwind of discount	184	181
Charged to profit or loss	184	181
Exchange differences	193	173
Amounts adjusted to property, plant and equipment	5,408
Amounts adjusted to intangible assets		286
Provision utilized	0	(56)
Ending balance	11,702	5,917	5,333
Current	0	0
Non-current	11,702	5,917
Total provisions	$ 11,702	$ 5,917	$ 5,333